Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 129,338	$ 103,642	$ 133,246
U.S.A and North America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	75,851	49,763	84,949
Israel [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	32,031	35,774	36,144
Europe [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	5,277	5,677	4,461
Latin America [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	11,293	9,127	6,867
Asia [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	4,581	3,167	766
Others [Member]
Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of revenues based on location of customers [Line Items]
Total Revenue	$ 305	$ 134	$ 59